Report Of The Directors Financial Review Risk Report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors (Details) - Market risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Effect on profit after tax
+100 basis point parallel shift in yield curves	$ (67)	$ 43
-100 basis point parallel shift in yield curves	(68)	(221)
10% increase in equity prices	332	270
10% decrease in equity prices	(338)	(276)
10% increase in US dollar exchange rate compared with all currencies	84	41
10% decrease in US dollar exchange rate compared with all currencies	(84)	(41)
Effect on total equity
+100 basis point parallel shift in yield curves	(188)	(37)
-100 basis point parallel shift in yield curves	58	(138)
10% increase in equity prices	332	270
10% decrease in equity prices	(338)	(276)
10% increase in US dollar exchange rate compared with all currencies	84	41
10% decrease in US dollar exchange rate compared with all currencies	$ (84)	$ (41)